Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes for Cayman and Non-Cayman Entities
The income (loss) before taxes for Cayman and
Non-Cayman
entities is as follows:

	Year Ended December 31
	2020	2021	2022
	US$	US$	US$
Cayman	(17,067)	(22,847)	(39,449)
Non-Cayman	102,625	270,111	252,027

Income before taxes	85,558	247,264	212,578

Components of Income Tax Expense
The components of income tax provision (benefit) were as follows:

	Year Ended December 31
	2020	2021	2022
	US$	US$	US$
Current	6,479	49,005	42,594
Deferred	(667)	(1,743)	(2,526)

Income tax expense	5,812	47,262	40,068

Effective tax rate	6.8%	19.1%	18.8%

Deferred Income Tax Assets (Liabilities)
Significant components of our deferred tax assets (liabilities) at the end of each period are as follows:

	December 31
	2021	2022
	US$	US$
Stock-based compensation	2,138	3,058
Allowance for sales return	365	1,000
Inventory reserve	1,918	2,428
Foreign currency translation	24	(48)
Property and equipment	(343)	(576)
Investment tax credits	3,251	3,290
Net operating loss carryforwards	18,654	18,057
Others	2,158	1,838
Valuation allowance	(21,807)	(20,163)

Net deferred tax assets	6,358	8,884

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2020	2021	2022
	US$	US$	US$
Balance, beginning of year	20,655	19,001	26,317
Increases in tax positions taken in current year	5,029	8,750	13,705
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(6,683)	(1,434)	(2,917)

Balance, end of year	19,001	26,317	37,105

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities
The Company files
inco
me tax returns in the U.S. and foreign jurisdictions. The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2022:

Tax Jurisdiction	Tax Years
China	2019 and onward
Hong Kong	2019 and onward
Taiwan	2017 and onward
United States	2017 onward